Income Taxes - Schedule of the Company’s Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Deferred tax assets:
Net operating loss carryover	$ 2,425,707	$ 1,838,655
Accruals and reserves	168	336
Stock-based compensation
Capitalized Research and development and intangibles	2,928,142	2,640,159
Total deferred tax assets	5,403,415	4,479,150
Valuation allowance	(5,403,415)	(4,479,150)
Deferred tax asset, net of allowance